Secured and unsecured debt (Details 2) (USD $)	12 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 rate	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Unsecured Credit Facility	Jan. 31, 2011 Unsecured Credit Facility	Dec. 31, 2011 Unsecured Credit Facility line of credit	Jan. 31, 2011 Unsecured Credit Facility line of credit	Dec. 31, 2010 Unsecured Credit Facility line of credit	May 02, 2007 Unsecured Credit Facility line of credit	Sep. 30, 2011 2012 Unsecured Bank Term Loan	Dec. 31, 2011 2012 Unsecured Bank Term Loan	Jan. 31, 2011 2012 Unsecured Bank Term Loan	Dec. 31, 2010 2012 Unsecured Bank Term Loan	Feb. 28, 2011 2016 Unsecured Bank Term Loan	Dec. 31, 2011 2016 Unsecured Bank Term Loan	Jun. 30, 2011 2016 Unsecured Bank Term Loan	Dec. 31, 2011 2017 Unsecured Bank Term Loan	Dec. 31, 2011 2017 Unsecured Bank Term Loan quarter
Unsecured line of credit and unsecured bank term loan
Borrowings outstanding						$ 370,000,000		$ 748,000,000
Borrowings	1,600,000,000	750,000,000									250,000,000		750,000,000		750,000,000		600,000,000	600,000,000
Unsecured line of credit and unsecured bank term loan	1,970,000,000	1,498,000,000
Applicable margin (as a percent)						2.30%		1.00%			0.70%		1.00%		1.65%		1.50%	1.50%
Interest rate (as a percent)						2.59%		1.26%			5.63%		4.41%		3.28%		1.93%	1.93%
Unsecured credit facility maximum permitted borrowings						1,500,000,000	1,500,000,000		1,150,000,000			750,000,000
Accordion option to increase commitments under the Unsecured Credit Facility					300,000,000
Base rate	one month LIBOR			LIBOR or the specified base rate		LIBOR or the specified base rate					LIBOR or the specified base rate				LIBOR or the specified base rate			LIBOR or the specified base rate
Length of maturity date extension period						6 months				1 year					1 year			1 year
(Loss) gain on early extinguishment of debt	(6,485,000)	(45,168,000)	11,254,000								(1,200,000)
Unsecured term loan, face amount											750,000,000					250,000,000
Amount borrowed														250,000,000	750,000,000		600,000,000
Unsecured term loan, amended face amount											250,000,000					750,000,000
Leverage Ratio, maximum (as a percent)	60.00%																60.00%	60.00%
Leverage Ratio, if material acquisition occurs, maximum (as a percent)																	65.00%	65.00%
Unsecured Leverage Ratio, maximum (as a percent)	60.00%
Fixed Charge Coverage, minimum	1.5
Unsecured Debt Yield, minimum (as a percent)	12.00%
Minimum Book Value	$ 2,000,000,000
Minimum percentage of the net proceeds of equity	50.00%
Secured Debt Ratio, maximum (as a percent)	40.00%
Number of quarters following material acquisition in each of which leverage ratio threshold may increase																		3